Warrant Liability	6 Months Ended
Jun. 30, 2019
Warrant Liability
Warrant Liability
9	Warrant liability

The change in the Company’s warrant liability can be summarized as follows:

Six months ended June 30, 2019
$
Balance – January 1, 2019	3,634
Exercise of warrants	(318)
Change in fair value of warrant liability	(1,865)
Balance – June 30, 2019	1,451
Current portion of warrant liability	447
Long-term portion of warrant liability	1,004

A summary of the activity related to the Company’s share purchase warrants that are classified as a liability is provided below.

	Six months ended June 30, 2019		Year ended December 31, 2018
	Number	Weighted average exercise price	Number	Weighted average exercise price
		$	$
Balance – Beginning of period	3,391,844	6.23	3,417,840	7.59
Exercised	(87,700)	1.07	—	—
Expired	—	—	(25,996)	185.00
Balance – End of period	3,304,144	6.36	3,391,844	6.23

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at June 30, 2019. The Black-Scholes option pricing model uses “Level 2” inputs, as defined by IFRS 13, Fair value measurement (“IFRS 13”) and as discussed in note 15 - Financial instruments and financial risk management.

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(a)	(b)	(c)	(d)
March 2015 Series A Warrants (e)	28,144	2.95	1.07	1.91%	100.09%	0.70	0.00%
December 2015 Warrants	2,331,000	2.95	7.10	1.83%	80.62%	1.46	0.00%
November 2016 Warrants (f)	945,000	2.95	4.70	1.91%	92.73%	0.84	0.00%

(a)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.

(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.

(c)	Based upon time to expiry from the reporting period date.

(d)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(e)	For the March 2015 Series A Warrants, the inputs and assumptions applied to the Black-Scholes option pricing model have been further adjusted to take into consideration the value attributed to certain anti-dilution provisions. Specifically, the weighted average exercise price is subject to adjustment (see note 11 - Share and other capital).

(f)	For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10.00 call option, which was also calculated using the Black-Scholes pricing model.